Prospectus Supplement	April 16, 2020

All Putnam retail open-end funds, except Putnam Dynamic Asset Allocation Equity Fund, Putnam Income Strategies Portfolio, Putnam Mortgage Opportunities Fund class I prospectus, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage 2020 Fund, Putnam Retirement Maturity Fund, and Putnam Short Term Investment Fund.

Effective April 17, 2020, the following is added under the heading “Class C shares” in the sub-section “Here is a summary of the differences among the classes of shares” in the section “How do I buy fund shares?”

● May be exchanged automatically for class A shares if the shareholder is investing through an account or platform with a financial intermediary, to the extent described in the Appendix, provided that Class A shares are available for purchase by residents in the shareholder’s jurisdiction.

_________________________________________

Effective April 17, 2020 for all Putnam retail open-end funds, except Putnam Income Strategies Portfolio, Putnam Mortgage Opportunities Fund class I prospectus, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage 2020 Fund, Putnam Retirement Maturity Fund, and Putnam Short Term Investment Fund:

Similar disclosure in the Appendix under the heading MERRILL LYNCH is replaced in its entirety with the following:

Shareholders purchasing fund shares through a Merrill Lynch platform or account held at Merrill Lynch, will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI. It is your responsibility to notify your financial representative at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts.

Front-end Sales Charge Waivers on Class A Shares available through Merrill Lynch

● Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

● Shares purchased by a 529 plan (does not include 529 Plan units or 529-specific share classes or equivalents)

321365 4/20

● Shares purchased through a Merrill Lynch-affiliated investment advisory program

● Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

● Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

● Shares of funds purchased through the Merrill Edge Self-Directed platform

● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the fund (but not any other Putnam fund)

● Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

● Employees and registered representatives of Merrill Lynch or its affiliates and their family members

● Trustees of the fund, and employees of Putnam Management or any of its affiliates, as described in the fund’s prospectus

● Eligible shares purchased from the proceeds of redemptions from a Putnam fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC Waivers on A, B and C Shares available through Merrill Lynch

● Death or disability of the shareholder

● Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

● Return of excess contributions from an IRA Account

● Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

● Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

● Shares acquired through a right of reinstatement

● Shares held in retirement brokerage accounts that are exchanged for a share class with lower operating expenses due to transfer to certain fee-based accounts or platforms (applicable to A and C shares only)

● Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end Sales Charge Discounts available through Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

● Breakpoints as described in the fund’s prospectus and SAI

● Rights of Accumulation (ROA), which entitle you to breakpoint discounts, as described in the fund’s prospectus, will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within your household at Merrill Lynch. Eligible Putnam fund assets not held at Merrill

Lynch may be included in the ROA calculation only if you notify your financial representative about such assets

● Letters of Intent (LOI), which allow for breakpoint discounts based on anticipated purchases of Putnam funds, through Merrill Lynch, over a 13-month period

Similar disclosure in the Appendix under the heading RAYMOND JAMES & ASSOCIATES, INC., RAYMOND JAMES FINANCIAL SERVICES, INC. AND EACH ENTITY’S AFFILIATES (“RAYMOND JAMES”) is replaced in its entirety with the following: Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

● Shares purchased in an investment advisory program.

● Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

● Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

● Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

● A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

● Death or disability of the shareholder.

● Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

● Return of excess contributions from an IRA Account.

● Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

● Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

● Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

● Breakpoints as described in this prospectus.

● Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

● Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

The following language is added to the Appendix:

EDWARD D. JONES & CO. (“EDWARD JONES”)

Sales Waivers and Reductions in Sales Charges

Effective on or after April 17, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from breakpoints and waivers described elsewhere in the mutual fund prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of fund family or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints

Rights of Accumulation (ROA)

● The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

● ROA is determined by calculating the higher of cost or market value (current shares x NAV).

Letter of Intent (LOI)

● Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

● Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing.

● Shares purchased in an Edward Jones fee-based program.

● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

● Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

● Shares exchanged into class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

● Exchanges from class C shares to class A shares of the same fund, generally, in the 84 th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (CDSC) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

● The death or disability of the shareholder

● Systematic withdrawals with up to 10% per year of the account value

● Return of excess contributions from an Individual Retirement Account (IRA)

● Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable Internal Revenue Service regulations

● Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

● Shares exchanged in an Edward Jones fee-based program

● Shares acquired through NAV reinstatement

___________________________________

1.1 Other Important Information

Minimum Purchase Amounts

● $250 initial purchase minimum

● $50 subsequent purchase minimum

1.2 Minimum Balances

● Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

» A fee-based account held on an Edward Jones platform

» A 529 account held on an Edward Jones platform

» An account with an active systematic investment plan or letter of intent (LOI)

1.3 Changing Share Classes

● At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares.

JANNEY MONTGOMERY SCOTT LLC (“JANNEY”)

Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

● Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

● Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

● Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

● Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

● Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney

● Shares sold upon the death or disability of the shareholder.

● Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

● Shares purchased in connection with a return of excess contributions from an IRA account.

● Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.

● Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

● Shares acquired through a right of reinstatement.

● Shares exchanged into the same share class of a different fund will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when and from which fund you originally purchased the shares.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

● Breakpoints as described in the fund’s Prospectus.

● Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

● Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

* Also referred to as an “initial sales charge.”

________________________________________________

Effective April 17, 2020 for all Putnam retail open-end funds except Putnam Income Strategies Portfolio, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage 2020 Fund, Putnam Retirement Maturity Fund, and Putnam Short Term Investment Fund, Putnam Management has removed the dollar limit on the telephone exchange privilege. In order to effect that change, the following replaces similar language under the sub-heading “By telephone” under the main heading How do I sell or exchange fund shares?

» By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available. The telephone redemption and exchange privileges may be modified or terminated without notice.

This page intentionally left blank.